Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2012
Registrant Name	ALLIANCEBERNSTEIN CAP FUND, INC.
Central Index Key	0000081443
Amendment Flag	false
Document Creation Date	Jun. 29, 2012
Document Effective Date	Jul. 01, 2012
Prospectus Date	Jul. 01, 2012